Additional financial information - Other Current Liabilities (FY) (Details) - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finance lease liabilities		$ 105	$ 65	$ 51
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			Total Other current liabilities	Total Other current liabilities
Income tax payable		49	$ 196	$ 119
Employee-related liabilities other than pension			231	229
Short-term provisions		75	57	44
Contract liabilities		37	67	48
Asset retirement obligations		34	27	39
Pension liabilities		23	23	44
Accrued purchases of property, plant and equipment		47	72	81
Other	[1]		155	176
Total Other current liabilities		$ 822	$ 893	$ 831

[1]	Other current liabilities primarily consist of property taxes and sales taxes.